Exhibit 99.1

World Omni Auto Receivables Trust 2015-B
Monthly Servicer Certificate
March 31, 2016

Dates Covered
Collections Period	03/01/16 - 03/31/16
Interest Accrual Period	03/15/16 - 04/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/16	869,421,848.60	44,709
Yield Supplement Overcollateralization Amount 02/29/16	37,841,116.36	0
Receivables Balance 02/29/16	907,262,964.96	44,709
Principal Payments	29,410,570.63	835
Defaulted Receivables	1,913,694.13	86
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/16	36,159,376.16	0
Pool Balance at 03/31/16	839,779,324.04	43,788

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	81.06%

Prepayment ABS Speed	1.64%

Overcollateralization Target Amount	37,790,069.58
Actual Overcollateralization	37,790,069.58

Weighted Average APR	4.39%
Weighted Average APR, Yield Adjusted	6.29%
Weighted Average Remaining Term	58.66

Delinquent Receivables:
Past Due 31-60 days	8,265,353.91	400
Past Due 61-90 days	2,304,567.53	113
Past Due 91-120 days	811,317.97	35
Past Due 121 + days	0.00	0
Total	11,381,239.41	548

Total 31+ Delinquent as % Ending Pool Balance	1.36%

Recoveries	1,206,369.63

Aggregate Net Losses/(Gains) - March 2016	707,324.50

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	0.94%
Prior Period Net Loss Ratio	1.24%
Second Prior Period Net Loss Ratio	0.98%
Third Prior Period Net Loss Ratio	0.99%
Four Month Average	1.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Flow of Funds	$ Amount

Collections	33,811,566.03
Advances	(4,660.97)
Investment Earnings on Cash Accounts	7,182.76
Servicing Fee	(756,052.47)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	33,058,035.35

Distributions of Available Funds
(1) Class A Interest	815,096.53
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	28,308,610.95
(7) Distribution to Certificateholders	3,896,416.20
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	33,058,035.35

Servicing Fee	756,052.47
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 03/15/16	830,297,865.41
Principal Paid	28,308,610.95
Note Balance @ 04/15/16	801,989,254.46

Class A-1
Note Balance @ 03/15/16	37,137,865.41
Principal Paid	28,308,610.95
Note Balance @ 04/15/16	8,829,254.46
Note Factor @ 04/15/16	4.0876178%

Class A-2a
Note Balance @ 03/15/16	280,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	280,000,000.00
Note Factor @ 04/15/16	100.0000000%

Class A-2b
Note Balance @ 03/15/16	133,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	133,000,000.00
Note Factor @ 04/15/16	100.0000000%

Class A-3
Note Balance @ 03/15/16	234,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	234,000,000.00
Note Factor @ 04/15/16	100.0000000%

Class A-4
Note Balance @ 03/15/16	125,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	125,000,000.00
Note Factor @ 04/15/16	100.0000000%

Class B
Note Balance @ 03/15/16	21,160,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	21,160,000.00
Note Factor @ 04/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	853,008.20
Total Principal Paid	28,308,610.95
Total Paid	29,161,619.15

Class A-1
Coupon	0.41000%
Interest Paid	13,111.73
Principal Paid	28,308,610.95
Total Paid to A-1 Holders	28,321,722.68

Class A-2a
Coupon	0.96000%
Interest Paid	224,000.00
Principal Paid	0.00
Total Paid to A-2a Holders	224,000.00

Class A-2b
One-Month Libor	0.43620%
Coupon	0.83620%
Interest Paid	95,768.13
Principal Paid	0.00
Total Paid to A-2b Holders	95,768.13

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8452656
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0516578
Total Distribution Amount	28.8969234

A-1 Interest Distribution Amount	0.0607025
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	131.0583840
Total A-1 Distribution Amount	131.1190865

A-2a Interest Distribution Amount	0.8000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.8000000

A-2b Interest Distribution Amount	0.7200611
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.7200611

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 02/29/16	123,392.62
Balance as of 03/31/16	118,731.65
Change	(4,660.97)

Reserve Account
Balance as of 03/15/16	2,581,024.89
Investment Earnings	548.08
Investment Earnings Paid	(548.08)
Deposit/(Withdrawal)	-
Balance as of 04/15/16	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89